Supplemental Financial Information - Inventories, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 59	$ 70
Work in process	597	515
Finished goods	84	130
Inventory net	$ 740	$ 715